Severance Indemnities And Pension Plans (Fair Value Of Plan Assets Pension Benefits And Sip Investments Domestic Subsidiaries) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Level 1 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Level 1 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Level 2 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Level 3 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Level 3 [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Level 3 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Government Bonds [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Government Bonds [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Government Bonds [Member] Level 1 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Government Bonds [Member] Level 1 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Government Bonds [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Government Bonds [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Government Bonds [Member] Level 1 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Government Bonds [Member] Level 1 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Government Bonds [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Government Bonds [Member] Level 2 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member] Level 1 [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member] Level 1 [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member] Level 2 [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member] Level 2 [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member] Level 3 [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member] Level 3 [Member]		Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member] Level 3 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Marketable Equity Securities [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Marketable Equity Securities [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Marketable Equity Securities [Member] Level 1 [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Marketable Equity Securities [Member] Level 1 [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Marketable Equity Securities [Member] Level 2 [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Marketable Equity Securities [Member] Level 2 [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member] Level 1 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member] Level 1 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member] Level 2 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member] Level 3 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member] Level 3 [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member] Level 3 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Level 2 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Level 3 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Level 3 [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Level 3 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Japanese Marketable Equity Securities [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Japanese Marketable Equity Securities [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Japanese Marketable Equity Securities [Member] Level 2 [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Japanese Marketable Equity Securities [Member] Level 2 [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Japanese Debt Securities [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Japanese Debt Securities [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Japanese Debt Securities [Member] Level 2 [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Japanese Debt Securities [Member] Level 2 [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Marketable Equity Securities [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Marketable Equity Securities [Member] Level 2 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member] Level 2 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member] Level 3 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member] Level 3 [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member] Level 3 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member] Level 2 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member] Level 3 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member] Level 3 [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member] Level 3 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member] Level 2 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese General Account Of Life Insurance Companies [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese General Account Of Life Insurance Companies [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese General Account Of Life Insurance Companies [Member] Level 2 [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese General Account Of Life Insurance Companies [Member] Level 2 [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member] Level 1 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member] Level 1 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member] Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets			¥ 1,920,577	¥ 1,750,784	¥ 773,666	¥ 683,858	¥ 1,085,300	¥ 1,011,439	¥ 61,611	¥ 55,487	¥ 52,957	¥ 76,763	¥ 72,752	¥ 76,763	¥ 72,752	¥ 16,659	¥ 42,880	¥ 13,898	¥ 42,290	¥ 2,761	¥ 590	¥ 24,802	[1]	¥ 41,638	[1]	¥ 151	[1]	¥ 1,169	[1]	¥ 18,517	[1]	¥ 34,474	[1]	¥ 6,134	[1]	¥ 5,995	[1]	¥ 6,356	¥ 661,980	[2]	¥ 546,193	[2]	¥ 661,832	[2]	¥ 546,179	[2]	¥ 148	[2]	¥ 14	[2]	¥ 19,593	¥ 19,667	¥ 19,386	¥ 19,048	¥ 207	¥ 532		¥ 87	¥ 93	¥ 729,104	¥ 616,256	¥ 722,258	¥ 607,948	¥ 6,846	¥ 8,308	¥ 8,814	¥ 46,175	[2]	¥ 61,569	[2]	¥ 46,175	[2]	¥ 61,569	[2]	¥ 403,006	[1]	¥ 267,889	[1]	¥ 403,006	[1]	¥ 267,889	[1]	¥ 190,367	¥ 164,195	¥ 190,367	¥ 164,195	¥ 71,933	¥ 81,361	¥ 65,087	¥ 75,554	¥ 6,846	¥ 5,807	¥ 6,313	¥ 17,623	¥ 41,242	¥ 17,623	¥ 38,741		¥ 2,501	¥ 2,501	¥ 147,151	¥ 133,828	¥ 98,520	¥ 92,731	¥ 48,631	¥ 41,097	¥ 37,694	¥ 163,503	[3]	¥ 166,184	[3]	¥ 163,503	[3]	¥ 166,184	[3]	¥ 81,022	¥ 111,386	¥ 1,636	¥ 2,420	¥ 79,386	¥ 108,966
Fair value of debt securities issued by the MUFG Group included in plan assets	471	828
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.02%	0.05%
Fair value of common stocks issued by the MUFG Group included in plan assets	¥ 6,864	¥ 5,152
Percentage of fair value of common stocks issued by the MUFG Group to total fair value of plan assets	0.32%	0.29%
Guaranteed rate of return of Japanese general accounts of life insurance companies	1.17%	1.17%

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥828 million (0.05% of plan assets) and ¥471 million (0.02% of plan assets) to the pension benefits and SIPs at March 31, 2012 and 2013, respectively.
[2]	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥5,152 million (0.29% of plan assets) and ¥6,864 million (0.32% of plan assets) to the pension benefits and SIPs at March 31, 2012 and 2013, respectively.
[3]	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.17% from April 1, 2011 to March 31, 2012 and 1.17% from April 1, 2012 to March 31, 2013.